ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 13 – Accounts Payable and Accrued Liabilities

Accrued accounts payable and accrued liabilities consisted of the following at November 30, 2021 and May 31, 2021:

	November 30, 2021	May 31, 2021
Trade accounts payable	$919,216	$771,843
Accrued payroll and payroll taxes	277,521	279,721
Accrued liabilities	505,876	557,061
Total	$1,702,613	$1,608,625

NOTE 14 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Trade accounts payable	$771,843	$591,060
Accrued payroll and payroll taxes	279,721	212,361
Accrued liabilities	557,061	369,462
Total	$1,608,625	$1,172,883